DEPRECIATION, SHARE-BASED PAYMENTS, EMPLOYEE AND OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
DEPRECIATION, SHARE-BASED PAYMENTS, EMPLOYEE AND OTHER EXPENSES
Schedule of depreciation, share-based payments, employee and other expenses

	For the years ended December 31,
	2018	2017	2016

EXPENSES
Selling expenses
Share-based payments	$170,416	$98,379	$138,334
Cash-based employee expenses	352,837	202,261	109,150
Other expenses	829,912	585,586	449,154
	$1,353,165	$886,226	$696,638

General and administrative expenses
Depreciation	60,206	93,196	119,977
Share-based payments	2,147,832	1,080,627	510,508
Cash-based employee expenses	2,498,005	2,792,897	2,713,110
Litigation expenses	540,125	2,410,350	13,170,138
Employee termination expenses	761,354	—	—
Collaboration and settlement expenses (see Note 24)	2,379,790	—	—
Settlement provision (see Note 24)	2,749,968	—	—
Expenses related to the 2017 Financings	—	5,447,182	—
Other expenses	5,301,656	3,860,531	2,669,054
	$16,438,936	$15,684,783	$19,182,787

Product development and clinical trials expenses
Depreciation	323,920	382,234	426,144
Share-based payments	974,629	1,305,535	1,160,269
Cash-based employee expenses	6,691,371	7,609,387	10,195,949
Other expenses	8,070,937	8,191,936	7,582,141
	16,060,857	17,489,092	19,364,503

TOTAL EXPENSES	$33,852,958	$34,060,101	$39,243,928

Depreciation per Statements of Cash Flows	$384,126	$534,545	$755,734

Share-based payments per Statements of Cash Flows	$3,292,877	$2,484,543	$1,810,111

Cash-based employee expenses (see Note 19)	$9,542,213	$10,562,480	$11,759,114